Interest-Bearing Loans and Borrowings - Summary of Redemption in Outstanding Principal Amount of Notes (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
3.250% Notes due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Jul. 29, 2020
Issuer	ABIWW
Title of series of notes issued exchanged percentage	3.25%
Title of series of notes issued exchanged due maturity period	Notes due 2022
Currency	AUD
Aggregate principal amount outstanding	$ 550
Principal amount redeemed	$ 550
4.375% Notes due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Aug. 12, 2020
Issuer	ABIWW
Title of series of notes issued exchanged percentage	4.375%
Title of series of notes issued exchanged due maturity period	Notes due 2021
Currency	USD
Aggregate principal amount outstanding	$ 285
Principal amount redeemed	$ 285
2.500% Notes due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Aug. 12, 2020
Issuer	ABIWW
Title of series of notes issued exchanged percentage	2.50%
Title of series of notes issued exchanged due maturity period	Notes due 2022
Currency	USD
Aggregate principal amount outstanding	$ 454
Principal amount redeemed	$ 454
3.375% Notes due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Aug. 12, 2020
Issuer	ABIFI
Title of series of notes issued exchanged percentage	3.375%
Title of series of notes issued exchanged due maturity period	Notes due 2023
Currency	CAD
Aggregate principal amount outstanding	$ 600
Principal amount redeemed	$ 600
3.750% Notes due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Aug. 12, 2020
Issuer	ABNA
Title of series of notes issued exchanged percentage	3.75%
Title of series of notes issued exchanged due maturity period	Notes due 2022
Currency	USD
Aggregate principal amount outstanding	$ 150
Principal amount redeemed	$ 150
1.750% Notes due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Sep. 25, 2020
Issuer	ABISA
Title of series of notes issued exchanged percentage	1.75%
Title of series of notes issued exchanged due maturity period	Notes due 2025
Currency	GBP
Aggregate principal amount outstanding	$ 650
Principal amount redeemed	$ 650
2.600% Notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Oct. 08, 2020
Issuer	ABIFI
Title of series of notes issued exchanged percentage	2.60%
Title of series of notes issued exchanged due maturity period	Notes due 2024
Currency	CAD
Aggregate principal amount outstanding	$ 1,300
Principal amount redeemed	$ 1,300
1.950% Notes due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Oct. 08, 2020
Issuer	ABISA
Title of series of notes issued exchanged percentage	1.95%
Title of series of notes issued exchanged due maturity period	Notes due 2021
Currency	EUR
Aggregate principal amount outstanding	$ 527
Principal amount redeemed	$ 527
0.875% Notes due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Oct. 08, 2020
Issuer	ABISA
Title of series of notes issued exchanged percentage	0.875%
Title of series of notes issued exchanged due maturity period	Notes due 2022
Currency	EUR
Aggregate principal amount outstanding	$ 1,644
Principal amount redeemed	$ 1,644
4.000% Notes due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 03, 2020
Issuer	ABISA
Title of series of notes issued exchanged percentage	4.00%
Title of series of notes issued exchanged due maturity period	Notes due 2021
Currency	EUR
Aggregate principal amount outstanding	$ 519
Principal amount redeemed	$ 519
0.800% Notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 03, 2020
Issuer	ABISA
Title of series of notes issued exchanged percentage	0.80%
Title of series of notes issued exchanged due maturity period	Notes due 2023
Currency	EUR
Aggregate principal amount outstanding	$ 644
Principal amount redeemed	$ 644
2.625% Notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 16, 2020
Issuer	ABIFI
Title of series of notes issued exchanged percentage	2.625%
Title of series of notes issued exchanged due maturity period	Notes due 2023
Currency	USD
Aggregate principal amount outstanding	$ 476
Principal amount redeemed	$ 476
3.300% Notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 16, 2020
Issuer	ABIFI
Title of series of notes issued exchanged percentage	3.30%
Title of series of notes issued exchanged due maturity period	Notes due 2023
Currency	USD
Aggregate principal amount outstanding	$ 1,332
Principal amount redeemed	$ 1,332
3.700% Notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 16, 2020
Issuer	ABIFI
Title of series of notes issued exchanged percentage	3.70%
Title of series of notes issued exchanged due maturity period	Notes due 2024
Currency	USD
Aggregate principal amount outstanding	$ 489
Principal amount redeemed	$ 489
3.500% Notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 16, 2020
Issuer	ABIWW
Title of series of notes issued exchanged percentage	3.50%
Title of series of notes issued exchanged due maturity period	Notes due 2024
Currency	USD
Aggregate principal amount outstanding	$ 250
Principal amount redeemed	$ 250